UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04165

AMERICAN CENTURY TARGET MATURITIES TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	09-30

Date of reporting period:	03-31-2025

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)

SEMIANNUAL SHAREHOLDER REPORT

Zero Coupon 2025 Fund

Investor Class (BTTRX)	March 31, 2025

This semi-annual shareholder report contains important information about Zero Coupon 2025 Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$27	0.54%

Fund Statistics
Net Assets	$120,050,523
Management Fees (dollars paid during the reporting period)	$336,803
Portfolio Turnover Rate	0%
Total Number of Portfolio Holdings	13

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Zero-Coupon U.S. Treasury Securities and Equivalents	87.0%
Zero-Coupon U.S. Government Agency Securities	4.9%
Short-Term Investments	8.2%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24935603

SEMIANNUAL SHAREHOLDER REPORT

Zero Coupon 2025 Fund

Advisor Class (ACTVX)	March 31, 2025

This semi-annual shareholder report contains important information about Zero Coupon 2025 Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$40	0.79%

Fund Statistics
Net Assets	$120,050,523
Management Fees (dollars paid during the reporting period)	$336,803
Portfolio Turnover Rate	0%
Total Number of Portfolio Holdings	13

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Zero-Coupon U.S. Treasury Securities and Equivalents	87.0%
Zero-Coupon U.S. Government Agency Securities	4.9%
Short-Term Investments	8.2%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24935850

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the financial statements and other information filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Semiannual Financial Statements and Other Information

March 31, 2025

Zero Coupon 2025 Fund
Investor Class (BTTRX)
Advisor Class (ACTVX)

Schedule of Investments

MARCH 31, 2025 (UNAUDITED)

	Principal Amount/Shares	Value
ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS(1) — 87.0%
Resolution Funding Corp. Interest STRIPS, 0.00%, 4/15/25	$18,013,000	$17,978,383
U.S. Treasury STRIPS Coupon, 0.00%, 5/15/25	700,000	696,390
U.S. Treasury STRIPS Coupon, 0.00%, 8/15/25	3,200,000	3,151,238
U.S. Treasury STRIPS Coupon, 0.00%, 11/15/25	48,200,000	47,008,931
U.S. Treasury STRIPS Principal, 0.00%, 11/15/25	1,100,000	1,072,856
Resolution Funding Corp. Interest STRIPS, 0.00%, 1/15/26	16,800,000	16,261,960
Resolution Funding Corp. Interest STRIPS, 0.00%, 4/15/26	19,112,000	18,251,095
TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $104,036,430)		104,420,853
ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES(1) — 4.9%
Tennessee Valley Authority Principal STRIPS, 0.00%, 11/1/25 (Cost $5,801,748)	6,000,000	5,849,049
SHORT-TERM INVESTMENTS — 8.2%
Discount Notes(2) — 0.7%
Federal Home Loan Bank Discount Notes, 4.15%, 4/1/25	845,000	844,901
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	961	961
Treasury Bills(2) — 7.5%
U.S. Treasury Bills, 4.30%, 7/17/25	$1,000,000	987,554
U.S. Treasury Bills, 4.24%, 9/11/25	500,000	490,718
U.S. Treasury Bills, 4.20%, 10/30/25	7,700,000	7,519,767
		8,998,039
TOTAL SHORT-TERM INVESTMENTS (Cost $9,841,470)		9,843,901
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $119,679,648)		120,113,803
OTHER ASSETS AND LIABILITIES — (0.1)%		(63,280)
TOTAL NET ASSETS — 100.0%		$120,050,523

NOTES TO SCHEDULE OF INVESTMENTS
Equivalent	–	Security whose payments are secured by the U.S. Treasury
STRIPS	–	Separate Trading of Registered Interest and Principal of Securities
(1)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(2)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.

Statement of Assets and Liabilities

MARCH 31, 2025 (UNAUDITED)
Assets
Investment securities, at value (cost of $119,679,648)	$120,113,803
Receivable for capital shares sold	114,762
120,228,565

Liabilities
Payable for capital shares redeemed	122,759
Accrued management fees	54,932
Distribution and service fees payable	351
178,042

Net Assets	$120,050,523

Net Assets Consist of:
Capital paid in	$121,235,798
Distributable earnings (loss)	(1,185,275)
$120,050,523

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$118,320,574	1,042,819	$113.46
Advisor Class	$1,729,949	16,295	$106.16

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED MARCH 31, 2025 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$3,160,118

Expenses:
Management fees	336,803
Distribution and service fees - Advisor Class	2,153
Trustees' fees and expenses	3,718
342,674

Net investment income (loss)	2,817,444

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	52,732
Change in net unrealized appreciation (depreciation) on investments	(952,385)

Net realized and unrealized gain (loss)	(899,653)

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,917,791

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED MARCH 31, 2025 (UNAUDITED) AND YEAR ENDED SEPTEMBER 30, 2024
Increase (Decrease) in Net Assets	March 31, 2025	September 30, 2024
Operations
Net investment income (loss)	$2,817,444	$6,739,146
Net realized gain (loss)	52,732	(619,380)
Change in net unrealized appreciation (depreciation)	(952,385)	3,105,849
Net increase (decrease) in net assets resulting from operations	1,917,791	9,225,615

Distributions to Shareholders
From earnings:
Investor Class	(6,383,070)	(6,662,563)
Advisor Class	(87,483)	(86,275)
Decrease in net assets from distributions	(6,470,553)	(6,748,838)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(9,204,332)	(42,335,806)

Net increase (decrease) in net assets	(13,757,094)	(39,859,029)

Net Assets
Beginning of period	133,807,617	173,666,646
End of period	$120,050,523	$133,807,617

See Notes to Financial Statements.

Notes to Financial Statements

MARCH 31, 2025 (UNAUDITED)

1. Organization

American Century Target Maturities Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Zero Coupon 2025 Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek the highest return consistent with investment in U.S. Treasury securities. The fund is managed to mature in the year identified in its name and will be liquidated near the end of its maturity year. The fund offers the Investor Class and Advisor Class.

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). The fund’s income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated bid as provided by independent pricing services or at the most recent bid as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Reverse Share Splits — When the fund pays a distribution, the trustees declare a reverse share split that exactly offsets the per-share amount of the distribution. After taking into account the reverse share split, a shareholder reinvesting dividends and capital gain distributions will hold exactly the same number of shares owned prior to the distribution and reverse share split. A shareholder electing to receive dividends in cash will own fewer shares.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. The rates for the Investment Category Fee range from 0.2425% to 0.3600% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for the period ended March 31, 2025 was 0.54%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for the Advisor Class (the plan), pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on the Advisor Class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plan during the period ended March 31, 2025 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended March 31, 2025 were $430,214 and $27,073,247, respectively, all of which are U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended March 31, 2025		Year ended September 30, 2024
	Shares	Amount	Shares	Amount
Investor Class
Sold	83,127	$9,345,172	240,618	$25,979,944
Issued in reinvestment of distributions	58,081	6,179,263	62,249	6,391,061
Redeemed	(221,127)	(24,815,117)	(684,692)	(74,247,634)
Reverse share split	(59,902)	—	(64,786)	—
	(139,821)	(9,290,682)	(446,611)	(41,876,629)
Advisor Class
Sold	3,216	339,335	1,898	192,845
Issued in reinvestment of distributions	861	85,681	881	84,881
Redeemed	(3,206)	(338,666)	(7,226)	(736,903)
Reverse share split	(878)	—	(894)	—
	(7)	86,350	(5,341)	(459,177)
Net increase (decrease)	(139,828)	$(9,204,332)	(451,952)	$(42,335,806)

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Zero-Coupon U.S. Treasury Securities and Equivalents	—	$104,420,853	—
Zero-Coupon U.S. Government Agency Securities	—	5,849,049	—
Short-Term Investments	$961	9,842,940	—
	$961	$120,112,842	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$121,807,531
Gross tax appreciation of investments	—
Gross tax depreciation of investments	(1,693,728)
Net tax appreciation (depreciation) of investments	$(1,693,728)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of September 30, 2024, the fund had accumulated short-term capital losses of $(179,227) and accumulated long-term capital losses of $(814,559), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

9. Corporate Event

On March 27, 2025, the Board of Trustees approved a plan of liquidation for Zero Coupon 2025 Fund. The liquidation date is expected to be September 17, 2025.

Financial Highlights

For a Share Outstanding Throughout the Years Ended September 30 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Reverse Share Split	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2025(3)	$111.70	2.52	(0.76)	1.76	(5.56)	—	(5.56)	5.56	$113.46	1.58%	0.54%	4.50%	0%	$118,321
2024	$105.28	4.69	1.73	6.42	(4.32)	—	(4.32)	4.32	$111.70	6.10%	0.55%	4.33%	10%	$132,102
2023	$103.40	4.20	(2.32)	1.88	(3.61)	—	(3.61)	3.61	$105.28	1.83%	0.55%	3.99%	7%	$171,527
2022	$113.92	3.81	(14.33)	(10.52)	(3.34)	(0.36)	(3.70)	3.70	$103.40	(9.24)%	0.54%	3.50%	10%	$138,654
2021	$116.13	3.40	(5.61)	(2.21)	(3.03)	(1.42)	(4.45)	4.45	$113.92	(1.91)%	0.54%	2.96%	13%	$150,321
2020	$107.31	3.78	5.04	8.82	(3.71)	(0.45)	(4.16)	4.16	$116.13	8.23%	0.55%	3.38%	19%	$148,086
Advisor Class
2025(3)	$104.65	2.22	(0.71)	1.51	(5.28)	—	(5.28)	5.28	$106.16	1.45%	0.79%	4.25%	0%	$1,730
2024	$98.88	4.15	1.62	5.77	(4.05)	—	(4.05)	4.05	$104.65	5.85%	0.80%	4.08%	10%	$1,706
2023	$97.35	3.70	(2.17)	1.53	(3.35)	—	(3.35)	3.35	$98.88	1.56%	0.80%	3.74%	7%	$2,140
2022	$107.53	3.33	(13.51)	(10.18)	(3.06)	(0.36)	(3.42)	3.42	$97.35	(9.47)%	0.79%	3.25%	10%	$1,919
2021	$109.89	2.94	(5.30)	(2.36)	(2.74)	(1.42)	(4.16)	4.16	$107.53	(2.15)%	0.79%	2.71%	13%	$2,549
2020	$101.79	3.30	4.80	8.10	(3.44)	(0.45)	(3.89)	3.89	$109.89	7.96%	0.80%	3.13%	19%	$2,524

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended March 31, 2025 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92289 2505

(b) The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The remuneration paid to directors, officers and others is included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

None.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Not applicable for semiannual report filings.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Target Maturities Trust

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	May 30, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	May 30, 2025

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	May 30, 2025